Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs 2) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 23	$ 26	$ 104	$ 147	$ 143
Less amounts deferred principally as property or a regulatory asset	(4)	(7)	(27)	(69)	(98)
Net amounts recognized as operation and maintenance expense or other deductions			77	78	45
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	18	16	63	77	85
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 5	$ 10	$ 41	$ 70	$ 58